Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Interest and fees on loans	$ 62,014	$ 61,271	$ 79,427
Interest on taxable investment securities	6,715	7,268	8,715
Interest on non-taxable investment securities		851	1,232
Dividends on restricted equity investments	881	818	838
Total interest income	69,610	70,208	90,212
INTEREST EXPENSE
Interest on deposits	5,958	5,337	8,358
Interest on funds borrowed	2,173	2,073	1,753
Interest on junior subordinated debentures	2,575	2,200	2,150
Total interest expense	10,706	9,610	12,261
Net interest income	58,904	60,598	77,951
(REVERSAL OF) PROVISION FOR LOAN LOSSES	(1,682)	(3,280)	14,803
Net interest income after (reversal of) provision for loan losses	60,586	63,878	63,148
NON-INTEREST INCOME
Service charges on deposit accounts	6,221	6,988	9,782
Interchange fees	1,905	2,115	2,357
Gain on sale of bank branches		10,553
Net gain (loss) on sale of loans	101	1,444	(327)
Net gain on sales and calls of investment securities	426	1,468	50
Investment products income	1,707	2,025	2,447
BOLI income	1,934	2,043	1,896
Other income	1,095	989	1,558
Total non-interest income	13,389	27,625	17,763
NON-INTEREST EXPENSE
Salaries and employee benefits	34,971	37,013	51,814
Occupancy expense	8,988	12,811	16,230
Equipment expense	4,786	8,417	7,287
Data processing expense	4,503	5,018	4,979
Professional fees	2,246	3,230	6,487
Insurance expense	2,164	4,528	5,567
Advertising expense	1,660	1,520	2,062
Problem loan expense	411	1,259	2,039
Other expense	5,224	6,290	12,937
Total non-interest expense	64,953	80,086	109,402
INCOME (LOSS) BEFORE INCOME TAXES	9,022	11,417	(28,491)
INCOME TAX (BENEFIT) EXPENSE	(52,395)	1,197	1,317
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 61,417	$ 10,220	$ (29,808)
Basic earnings (loss) per common share	$ 3.26	$ 0.55	$ (1.67)
Diluted earnings (loss) per common share	$ 3.24	$ 0.55	$ (1.67)
Weighted average common shares – basic	18,843,077	18,648,339	17,830,018
Weighted average common shares – diluted	18,933,330	18,710,159	17,830,018